UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment           [  ] Amendment Number: ____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Pat Kimelman
-----------------------------
Title:         Office Manager
-----------------------------
Phone:           212-686-0021
-----------------------------

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                   New York, NY                07/25/2012
      ------------------                 -------------               ----------
        [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 94

Form 13F Information Table Value Total:           $420,578
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Column 1                   Column 2              Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------              --------  --------   --------     ----------   --------
                                                            Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class           CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole      Shared    None
--------------          --------------          ---------  -------  -------  ---   ---------    --------    ----      ------    ----
3M Co                           COM            88579y101     1774      19800    SH     Sole                                    19800
Abbott Laboratories             COM            002824100     1831      28400    SH     Sole                                    28400
Advanced Resources Group Inc    COM            00766u107        0      15000    SH     Sole                                    15000
AES Corp                        COM            00130h105      480      37414    SH     Sole                                    37414
American Express Co             COM            025816109      493       8475    SH     Sole                                     8475
Amgen Inc                       COM            031162100      219       3000    SH     Sole                                     3000
Anadarko Petroleum Corp         COM            032511107      798      12058    SH     Sole                                    12058
Apple Inc                       COM            037833100     1679       2875    SH     Sole                                     2875
AT&T Inc                        COM            00206r102     2829      79336    SH     Sole                                    79336
Avantair Inc                    COM            05350t101        2     160000    SH     Sole                                   160000
Bank of America Corporation     COM            060505104     1424     174050    SH     Sole                                   174050
BGC Partners Inc Cl A           COM            05541t101     9651    1644181    SH     Sole                                  1644181
Bristol Myers Squibb Co         COM            110122108     2214      61583    SH     Sole                                    61583
Camden Natl Corp                COM            133034108      933      25470    SH     Sole                                    25470
Cantel Medical Corp             COM            138098108     9131     335079    SH     Sole                                   335079
CDN Imperial Bank Of Commerce   COM            136069101      232       3300    SH     Sole                                     3300
Cenovus Energy Inc              COM            15135u109      771      24250    SH     Sole                                    24250
Chevron Corp                    COM            166764100     9868      93536    SH     Sole                                    93536
Cisco Systems Inc               COM            17275r102     2518     146675    SH     Sole                                   146675
Colgate Palmolive Co            COM            194162103     1222      11738    SH     Sole                                    11738
ConocoPhillips                  COM            20825c104      528       9450    SH     Sole                                     9450
Copart Inc                      COM            217204106    21596     911602    SH     Sole                                   911602
Covidien PLC                    COM            g2554f113      669      12500    SH     Sole                                    12500
Disney Walt Co Disney           COM            254687106     4536      93521    SH     Sole                                    93521
Dominion Resources Inc VA       COM            25746u109      358       6634    SH     Sole                                     6634
Dover Corp                      COM            260003108     8522     158955    SH     Sole                                   158955
Dow Chemical Co                 COM            260543103     2427      77035    SH     Sole                                    77035
Du Pont E I de Nemours & Co     COM            263534109     4827      95442    SH     Sole                                    95442
Duke Energy Corp                COM            26441c105      244      10600    SH     Sole                                    10600
Emerson Electric Co             COM            291011104     6155     132143    SH     Sole                                   132143
Essex Rent Corp                 COM            297187106     3895    1122600    SH     Sole                                  1122600
Express Scripts Holding Co      COM            30219g108      648      11614    SH     Sole                                    11614
Exxon Mobil Corp                COM            30231g102    37253     435346    SH     Sole                                   435346
Freeport-McMoran Copper & Gold  COM            35671d857      307       9000    SH     Sole                                     9000
General Electric Co             COM            369604103    19162     919472    SH     Sole                                   919472
General Mills Inc               COM            370334104      281       7286    SH     Sole                                     7286
Genomic Health Inc              COM            37244c101      882      26400    SH     Sole                                    26400
Google Inc Cl A                 COM            38259p508     8823      15211    SH     Sole                                    15211
Heinz H J Co                    COM            423074103     2678      49248    SH     Sole                                    49248
Home Depot Inc                  COM            437076102     8213     155000    SH     Sole                                   155000
Honeywell Intl Inc              COM            438516106     1982      35500    SH     Sole                                    35500
Intel Corp                      COM            458140100      279      10473    SH     Sole                                    10473
International Business Machine  COM            459200101     1057       5402    SH     Sole                                     5402
International Paper Co          COM            460146103      859      29700    SH     Sole                                    29700
iRobot Corp                     COM            462726100     1586      71603    SH     Sole                                    71603
Johnson & Johnson               COM            478160104     1354      20035    SH     Sole                                    20035
JPMorgan Chase & Co             COM            46625h100    12575     351936    SH     Sole                                   351936
Kimberly Clark Corp             COM            494368103     1510      18024    SH     Sole                                    18024
M & T Bank Corp                 COM            55261f104     2388      28924    SH     Sole                                    28924
McDonalds Corp                  COM            580135101     7870      88900    SH     Sole                                    88900
Mead Johnson Nutrition Co Cl A  COM            582839106     1335      16583    SH     Sole                                    16583
Merck & Co Inc                  COM            58933y105     7632     182809    SH     Sole                                   182809
Molex Inc                       COM            608554101     9336     389979    SH     Sole                                   389979
Monster Worldwide Inc           COM            611742107     1956     235350    SH     Sole                                   235350
National Healthcare Exchange    COM            636328106        0      30000    SH     Sole                                    30000
Nextera Energy Inc              COM            65339f101     1438      20900    SH     Sole                                    20900
Norfolk Southern Corp           COM            655844108     4173      58148    SH     Sole                                    58148
Nucor Corp                      COM            670346105    24640     650140    SH     Sole                                   650140
Occidental Petroleum Corp       COM            674599105     9154     106725    SH     Sole                                   106725
Oracle Corp                     COM            68389x105     5542     186585    SH     Sole                                   186585
PepsiCo Inc                     COM            713448108     3126      44242    SH     Sole                                    44242
Pfizer Inc                      COM            717081103      557      24218    SH     Sole                                    24218
Praxair Inc                     COM            74005p104      283       2600    SH     Sole                                     2600
Presstek Inc                    COM            741113104      371     868800    SH     Sole                                   868800
Procter & Gamble Co             COM            742718109     8635     140979    SH     Sole                                   140979
QEP Resources Inc               COM            74733v100     3748     125050    SH     Sole                                   125050
Qualcomm Inc                    COM            747525103    10246     184010    SH     Sole                                   184010
Questar Corp                    COM            748356102     6851     328450    SH     Sole                                   328450
Rand Logistics Inc              COM            752182105     9983    1174416    SH     Sole                                  1174416
Scotts Miracle-Gro Co Cl A      COM            810186106     1176      28600    SH     Sole                                    28600
Sirius XM Radio Inc             COM            82967n108       28      15120    SH     Sole                                    15120
Southern Co                     COM            842587107      208       4500    SH     Sole                                     4500
Southwestern Energy Co          COM            845467109    11051     346088    SH     Sole                                   346088
St Joe Co                       COM            790148100     1346      85122    SH     Sole                                    85122
Teleflex Inc                    COM            879369106    12016     197275    SH     Sole                                   197275
Tesco Corp                      COM            88157k101     4673     389400    SH     Sole                                   389400
Texas Instruments Inc           COM            882508104      235       8200    SH     Sole                                     8200
Time Warner Cable Inc           COM            88732j207     1086   13233.42    SH     Sole                                 13233.42
Time Warner Inc                 COM            887317303     1621   42115.67    SH     Sole                                 42115.67
Timken Co                       COM            887389104     4096      89450    SH     Sole                                    89450
Union Pacific Corp              COM            907818108     9146      76656    SH     Sole                                    76656
United Parcel Service Inc Cl B  COM            911312106     1075      13650    SH     Sole                                    13650
Verizon Communications Inc      COM            92343v104      313       7044    SH     Sole                                     7044
Wal Mart Stores Inc             COM            931142103      467       6700    SH     Sole                                     6700
Waste Management Inc            COM            94106l109    10802     323425    SH     Sole                                   323425
Ericsson                        ADR B          294821608      104      11400    SH     Sole                                    11400
Novartis AG                     Sp ADR         66987v109      811      14500    SH     Sole                                    14500
Royal Dutch Shell PLC           Sp ADR A       780259206    13502     200233    SH     Sole                                   200233
AllianceBernstein Holding LP    UNIT LTD PARTN 01881g106      254      20000    SH     Sole                                    20000
Kinder Morgan Energy Partners   UNIT LTD PARTN 494550106      511       6500    SH     Sole                                     6500
Digital Realty Trust Inc        COM            253868103    12494     166425    SH     Sole                                   166425
iStar Financial Inc             COM            45031u101      839     130030    SH     Sole                                   130030
Kimco Realty Corp               COM            49446r109    11249     591100    SH     Sole                                   591100
Weingarten Realty Investors     SH BEN INT     948741103      936      35524    SH     Sole                                    35524

TOTAL                                                      420578
